ORGANIZATION AND BASIS OF PRESENTATION (Tables)	12 Months Ended
Dec. 31, 2015
Accounting Policies [Abstract]
Schedule of Insurance Receivables Against Property and Business Interruption Insurance Policies

The activity in the corresponding insurance receivable was follows (in thousands):

Year Ended December 31, 2014
Balance, beginning of period	$6,261
Change in estimated losses	(1,617)
Business interruption	2,274
Claim payments	(6,918)

Balance, end of period	$—